Loans (Tables)	12 Months Ended
Aug. 31, 2019
Loans
Schedule of loans

		As of August 31,
		2018	2019	2019
		RMB	RMB	US$

Short-term bank loans	(a)	—	249,876	34,927
Long-term bank loans, current portion	(b)	45,000	71,820	10,039
Long-term bank loans	(b)	405,000	1,345,754	188,104

(a)    Short-term loans

In July 2018, Shanghai OneSmart entered into a banking facility agreement with China Merchants Bank, pursuant to which Shanghai OneSmart is entitled to borrow a RMB denominated loan of RMB150,000(US$20,966) with floating interest rate benchmarked to the one-year lending rate of PBOC. In September 2018, Shanghai OneSmart drew down RMB50,000(US$6,989) which was repaid in August 2019. In December 2018, Shanghai OneSmart drew down RMB19,876(US$2,778). The loan was intended for general working capital purposes; and is guaranteed by Shanghai Jing Xue Rui, and the Founder, Xi Zhang.

In January 2019, Shanghai OneSmart entered into banking facility agreements with China CITIC Bank, pursuant to which Shanghai OneSmart took out RMB denominated loans of RMB68,000(US$9,505) and RMB32,000(US$4,473) with the same annual interest rate of 5.18%. The loan was intended for general working capital purposes; and was guaranteed by Shanghai Jing Xue Rui, and the Founder, Xi Zhang.

In March 2019, Shanghai OneSmart entered into a banking facility agreement with Shanghai Pudong Development Bank, pursuant to which Shanghai OneSmart is entitled to borrow a RMB denominated loan of RMB130,000(US$18,171) with an anuual interest rate of 4.35%. The loan was intended for general working capital purposes; and was guaranteed by Shanghai Jing Xue Rui, and the Founder, Xi Zhang.

(b)   Long-term loans

In November 2017, Shanghai OneSmart entered into a banking facility agreement with Shanghai Pudong Development Bank, pursuant to which Shanghai OneSmart is entitled to borrow a RMB denominated loan of RMB450,000 (US$62,899) for five years with a floating interest rate benchmarked to the five-year lending rate of   PBOC and adjusted every January during the five-year period. Under the terms of the agreement, the Company shall repay in fixed installments every December over 5 years. Shanghai OneSmart drew down the RMB450,000(US$62,899) facility in full in December 2017 and repaid RMB45,000 (US$6,290) in December 2018. The loan was intended for general working capital purposes; and is guaranteed by the Company, Shanghai Jing Xue Rui, and the Founder, Xi Zhang.

In March 2019, The Company entered into a banking facility agreement with UBS AG Singapore Branch, pursuant to which Shanghai OneSmart is entitled to borrow a USD denominated loan of US$139,000 term facility and US$61,000 greenshoe facility with a floating interest rate of LIBOR+2.7%. The term facility has a three-year term from the initial drawdown date and should be repaid in installments. The Company drew down the US$139,000 term facility in full in March 2019. The proceeds from this term facility were used for the Group’s share repurchase program, working capital, capital expenditure, and other general corporate purposes; and is guaranteed by OneSmart HK and subject to certain financial covenants as defined in the facility agreement. The Company was in compliance with covenants as of August 31, 2019.

In April 2019, Shanghai OneSmart Education Investment entered into a banking facility agreement with Shanghai Pudong Development Bank, pursuant to which Shanghai OneSmart is entitled to borrow a RMB denominated loan of RMB43,200(US$6,038) for five years with a floating interest rate benchmarked to the five-year lending rate of PBOC. Under the terms of the agreement, the Group will repay in fixed installments every April over 5 years. Shanghai OneSmart Education Investment drew down the RMB43,200(US$6,038) facility in full in April 2019. The loan was intended for aquisition of Tianjin Huaying; and is guaranteed by Shanghai OneSmart, and the Founder, Xi Zhang.

Schedule of long-term loan principal maturities

As of  August 31 2019, the maturities of the loan principals will be due according to the following schedule:

	RMB	US$
2020	321,696	44,966
2021	320,231	44,761
2022	866,763	121,153
2023	145,800	20,379
2024	12,960	1,811
	1,667,450	233,070